UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2007

Check here if Amendment [_]; Amendment Number:________
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                                      Name:    Leucadia National Corporation
                                      Address: 315 Park Avenue South, 20th Floor
                                               New York, NY 10010

Form 13F File Number:                          028-11122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:           Joseph A. Orlando
Title:          Vice President and Chief Financial Officer
Phone:          212-460-1900

Signature, Place, and Date of Signing:

  /s/  Joseph A. Orlando                New York, NY              MAY 14, 2007
--------------------------------        ------------              ------------
          [SIGNATURE]                   [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
Form 13F Information Table Entry Total:                       10
Form 13F Information Table Value Total:                 $311,992


List of Other Included Managers:
No.           Form 13F File Number      Name

                                                                 FORM 13F INFORMATION TABLE

          Col. 1                Col. 2          Col. 3     Col. 4            Col. 5         Col. 6     Col. 7          Col. 8
          ------                ------          ------     ------            ------         ------     ------          ------
                               Title of                    Value     Shrs or   Sh/  Put/  Investment   Other      Voting Authority
      Name of Issuer            Class           Cusip     (x$1000)   Prn Amt   Prn  Call  Discretion  Managers   Sole  Shared  None
      --------------           -----------      -----     --------   -------   ---  ----  ----------  --------   ----  ------  ----
Accelrys Inc                     COM         00430U 10 3      223      34,917   SH          SOLE                34,917
ALCATEL-LUCENT                   SPONSORED
                                  ADR        013904 30 5      491      41,533   SH          SOLE                41,533
EASTMAN CHEM CO                  COM         277432 10 0  253,705   4,006,077   SH          SOLE             4,006,077
FEI Co                           COM         30241L 10 9      956      26,515   SH          SOLE                26,515
International Assets Holding Co  COM         459028 10 6   38,683   1,384,985   SH          SOLE             1,384,985
OLYMPIC STEEL                    COM         68162K 10 6   16,115     520,000   SH          SOLE               520,000
Symyx Technologies               COM         87155S 10 8      354      20,000   SH          SOLE                20,000
Veeco Instrs Inc Del             COM         922417 10 0      496      25,420   SH          SOLE                25,420
WASHINGTON GROUP INTL INC        COM NEW     938862 20 8      233       3,514   SH          SOLE                 3,514
WINN DIXIE STORES INC            COM NEW     974280 30 7      736      41,725   SH          SOLE                41,725
